Right-Of-Use Assets - Disclosure Of Depreciation Of Right Of Use Assets (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Depreciation Of Right Of Use Assets [Line Items]
Depreciation, right-of-use assets	$ 1,157,746	$ 314,494	$ 11,824
Procurement Expense [Member]
Disclosure Of Detailed Information About Depreciation Of Right Of Use Assets [Line Items]
Depreciation, right-of-use assets	371,135	102,398	$ 111,824
Fulfilment Expense [Member]
Disclosure Of Detailed Information About Depreciation Of Right Of Use Assets [Line Items]
Depreciation, right-of-use assets	235,263	12,226
General And Administrative Expense [Member]
Disclosure Of Detailed Information About Depreciation Of Right Of Use Assets [Line Items]
Depreciation, right-of-use assets	94,896	199,870
Pre Production Expense [Member]
Disclosure Of Detailed Information About Depreciation Of Right Of Use Assets [Line Items]
Depreciation, right-of-use assets	456,452
Included in inventory [Member]
Disclosure Of Detailed Information About Depreciation Of Right Of Use Assets [Line Items]
Depreciation, right-of-use assets	$ 120,939	$ 7,502